united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22483

Copeland Trust

(Exact name of Registrant as specified in charter)

Eight Tower Bridge, 161 Washington St., Suite #1325 Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Ultimus Fund Solutions, LLC, 80 Arkay Drive Suite 10, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2619

Date of fiscal year end: 11/30

Date of reporting period: 5/31/22

Item 1. Reports to Stockholders.

Copeland
Dividend Growth Fund
Class A Shares: CDGRX
Class C Shares: CDCRX
Class I Shares: CDIVX

Copeland
Smid Cap Dividend Growth Fund
Class A Shares: CSDGX
Class I Shares: CSMDX

Copeland
International Small Cap Fund
Class A Shares: CISAX
Class I Shares: CSIIX

Semi-Annual Report
May 31, 2022

Investor Information: 1-888-9-COPELAND

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Copeland Dividend Growth Fund Semi-Annual Report
Semi-Annual Report
May 31, 2022

Dear Fellow Shareholders,

Copeland Capital Management is pleased to review the performance of the Copeland Dividend Growth Fund from the start of our fiscal year, December 1, 2021 for the six-month period ended May 31, 2022. Unless otherwise stated herein, all data and statistics that follow are as of May 31, 2022.

During the six-month period, Class I shares of the Fund fell 6.2%, besting the 8.9% decline registered by the S&P 500 Index. As fears surrounding inflation and Federal Reserve tightening took center stage, we are pleased to have outpaced the benchmark and partially shielded shareholders from the market downdraft. We have clearly entered a period of heightened market turbulence as the Federal Reserve seeks to strike a delicate balance amidst persistent inflation and slowing economic growth. Historically, during such periods, in our opinion, the downside protection afforded by a portfolio of high-quality dividend growth securities is of paramount importance.

Our stock selection in the Information Technology sector of the market bolstered Fund returns while those in the Real Estate sector were a drag. Oil and gas exploration company, Pioneer Natural Resources (PXD, 2.3% of holdings) was the top performing holding, advancing over 60% during the period. A sharp 75% increase in the price of WTI Crude Oil from $65 per barrel to $115 per barrel during the six-month period helped propel the shares higher. Pioneer used the lion’s share of its free cash flow to reward shareholders with a 95% increase in the quarterly variable dividend to $7.38 per share in the May quarter. Coupled with the quarterly base dividend payment, the distribution translated into an 11.5% dividend yield as the period drew to a close. The ongoing Russian invasion of Ukraine played a central role in driving crude oil prices higher and, at present, the conflict shows no sign of abating. Reflective of our strong relative performance in the Information Technology sector was CMC Materials (CCMP, 0.0% of holdings), which rose 43% during the period. In December, the supplier of materials to the semiconductor industry agreed to be acquired by competitor Entegris for a 35% premium. In early January, we elected to book the profit realized in the shares in favor of more compelling alternatives.

On the downside, Fund holding Cognex (CGNX, 1.1% of holdings) was a poor performer in the Fund, dipping over 37% during the period. While the provider of machine vision technology delivered better-than-expected March 2022 quarterly results, management guided June 2022 quarterly revenue and margins below Wall Street expectations, leading to a sell-off in the stock. Further, in June 2022, Cognex filed an 8-K disclosing that its primary third-party contract manufacturing facility in Indonesia experienced a large plant fire that resulted in loss or damage to a material portion of goods and inventory. We are awaiting additional information but expect the company can navigate through challenges and remain attracted to Cognex’s strong market position, favorable growth prospects, robust balance sheet, and healthy dividend growth. Cloud-based real estate broker eXp World Holdings (EXPI, 0.8% of holdings) was also a laggard, falling 46% during the period. Despite reporting strong Q4 2021 results, which included sales growth of 77% year-over-year and agent growth of 72% year-over-year, the stock sold off due to the broader market sentiment shift away from high growth stocks and fears around the impact of higher interest rates on residential real estate. We initiated our position in EXPI in January at a small initial weight and took advantage of the continued weakness in the share price to increase our position.

Concerns about inflation, the Russian invasion of Ukraine, and monetary policy tightening weighed on equity and fixed income markets during the period. The market continues to digest the reality of higher rates, as the Federal Reserve raised the Federal Funds target rate by 75 basis points during the period. The monetary authority indicated that further increases would be necessary and that it would begin reducing its balance sheet holdings as of June 1, 2022. The Federal Reserve’s hawkish tone comes in response to persistently high inflation data. In May 2022, the Consumer Price Index increased 8.6% versus the prior year, the largest 12-month increase since December of 1981. Existing supply chain issues and price pressures were further exacerbated by the Russian invasion of Ukraine and renewed Covid related lockdowns in China.

It is our view that these challenges, which seem likely to persist for some time, highlight the importance of corporate fundamentals and valuations when considering any investment. Companies with positive free cash flow and profitability continue to outpace the market. Against this difficult macroeconomic and geopolitical backdrop, speculative investment approaches are retreating and, in our view, may encounter further downside risk. With strong business models and market positions, we continue to believe that shares of dividend growth companies remain poised for favorable risk-adjusted performance and are also well positioned should recent inflation and interest rate trends continue.

Thank you for the confidence you have placed in Copeland and for your investment in the Copeland Dividend Growth Fund.

The views and opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed. The Fund holdings discussed herein are for informational purposes only and should not be perceived as investment recommendations by Copeland Capital Management. Holdings are subject to change, may not represent current holdings and are subject to risk. Performance data quoted here represents past performance. Past performance is no guarantee of future results. The return quoted reflects fee waivers and expense reimbursements in effect and would have been lower in their absence. Current performance may be lower or higher than the performance quoted above. The risks of investing in the Copeland Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

6684-NLD-07182022

Copeland SMID Cap Dividend Growth Fund
Semi-Annual Report
May 31, 2022

Dear Fellow Shareholders,

Copeland Capital Management is pleased to review the performance of the Copeland SMID Cap Dividend Growth Fund from December 1, 2021 through May 31, 2022. Unless otherwise stated herein, all data and statistics that follow are as of May 31, 2022.

During the six-month period, Class I shares of the Fund delivered a -4.5% return, besting the -10.7% decline posted by the Russell 2500 Index. As fears surrounding rising inflation and interest rates took center stage, we are pleased to have outpaced the benchmark and partially shielded shareholders from the market downdraft. We have clearly entered a period of heightened market turbulence as the Federal Reserve seeks to strike a delicate balance amidst persistent inflation and slowing economic growth. Historically, during such periods, in our opinion, the downside protection afforded by a portfolio of high-quality dividend growth securities is of paramount importance.

The Energy and Materials sectors delivered strong positive returns, reflecting the presence of many companies that benefit from rising commodity prices. Meanwhile the strong returns found broadly in the Utility sector reflected the increasingly cautious and defensive attitude of investors. On the other hand, stocks found in the Health Care and Technology sectors, most significantly among speculative growth companies that lack profits, suffered significant declines as investors eschewed risk. Discretionary stocks broadly retreated as consumers increasingly are struggling to spend in the face of high inflation, particularly as COVID-19 related government stimulus is exhausted.

Our stock selection in the Healthcare sector most significantly aided Fund returns. US Physical Therapy (USPH, 1.2% of holdings) rebounded 27%, driven by the reopening of its therapy centers as COVID-19 disruptions faded. The company effectively managed through a tight labor market and took patient volumes to record levels. The Fund’s Technology sector holdings also were materially more resilient than the benchmark. Mantech International (MANT, 1.2%) rallied 42% as defense stocks rebounded in response to Russia’s invasion of Ukraine. The company’s cyber intelligence capabilities, among many technology offerings, will be bolstered by increasing political support for higher defense budgets. Near the end of the period the company announced an agreement to be acquired by a private equity firm at a substantial premium. Finally, the top performing stocks in the portfolio were found in the Energy sector, led by Coterra Energy (CTRA, 1.7%) which appreciated 76%. Oil and natural gas prices were rising even before the Russian invasion of Ukraine, due to rebounding economic activity amidst a muted supply response. Coterra’s higher mix of natural gas was a particular tailwind, as Europe’s race to import natural gas from allies led to surging prices for the commodity in the U.S. The company committed to a capital allocation plan that will return at least 50% of free cash flow to shareholders. This led to a 20% increase in its base dividend as well as an additional variable dividend that increased the company’s total dividend yield to 7.1% based on the period end stock price.

Pressuring performance was our stock selection in the Financials sector. Hamilton Lane (HLNE, 1.3%) suffered a 33% decline as investors worried about weaker earnings at the alternative asset manager given the market decline. We are encouraged by strong new asset gathering and the company’s ability to invest this capital at attractive valuations for its clients, which will ultimately pay off when the equity market recovers. Cloud-based real estate broker eXp World Holdings (EXPI, 1.0% of holdings) was also a laggard, falling 47% during the period. Despite reporting strong Q4 2021 results, which included sales growth of

77% year-over-year and agent growth of 72% year-over-year, the stock sold off due to the broader market sentiment shift away from high growth stocks and fears around the impact of higher interest rates on residential real estate. We took advantage of the continued weakness in the share price to increase our position. Finally, Wingstop, Inc. (WING, 0.7%), a franchisor and operator of chicken wing restaurants, retreated 49% as investors soured on high growth stocks that enjoyed strong demand during the pandemic, as the company also dealt with inflation in chicken wing prices. The company delivered a $4 or 5% special dividend during the period, in addition to the 21% pace of growth in its base dividend. We remain confident in the company’s ability to maintain a premium growth rate as it expands from nearly 1700 to 4000 restaurants over time.

Concerns about inflation, the Russian invasion of Ukraine, and monetary policy tightening weighed on equity and fixed income markets during the period. The market continues to digest the reality of higher rates, as the Federal Reserve raised the Federal Funds target rate by 75 basis points during the period. The monetary authority indicated that further increases would be necessary and that it would begin reducing its balance sheet holdings as of June 1, 2022. The Fed’s hawkish tone comes in response to persistently high inflation data. In May, the Consumer Price Index increased 8.6% versus the prior year, the largest 12-month increase since December of 1981. Existing supply chain issues and price pressures were further exacerbated by the Russian invasion of Ukraine and renewed COVID-19 related lockdowns in China.

It is our view that these challenges, which seem likely to persist for some time, highlight the importance of corporate fundamentals and valuations when considering any investment. Companies with positive free cash flow and profitability continue to outpace the market. Against this difficult macroeconomic and geopolitical backdrop, speculative investment approaches are retreating and, in our view, may encounter further downside risk. With strong business models and market positions, we continue to believe that shares of dividend growth companies remain poised for favorable risk-adjusted performance and are also well positioned should recent inflation and interest rate trends continue.

Thank you for the confidence you have placed in Copeland and for your investment in the Copeland SMID Cap Dividend Growth Fund.

The views and opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed. The Fund holdings discussed herein are for informational purposes only and should not be perceived as investment recommendations by Copeland Capital Management. Holdings are subject to change, may not represent current holdings and are subject to risk. Performance data quoted here represents past performance. Past performance is no guarantee of future results. The return quoted reflects fee waivers and expense reimbursements in effect and would have been lower in their absence. Current performance may be lower or higher than the performance quoted above. The risks of investing in the Copeland Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. The Russell 2500 Index is comprised of the bottom 2500 companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

6684-NLD-07182022

Copeland Dividend Growth Fund
Portfolio Review (Unaudited)
May 31, 2012 through May 31, 2022

Performance of a $10,000 Investment (as of May 31, 2022)

Average Annualized					Since
Total Returns as of					Inception
May 31, 2022	Six Months	One Year	Five Year	Ten Year	Class I *
Copeland Dividend Growth Fund:
Class A
Without sales charge	(6.22)%	(1.07)%	7.20%	8.64%	—
With sales charge +	(11.61)%	(6.73)%	5.93%	8.00%	—
Class C	(6.50)%	(1.75)%	6.40%	7.84%	—
Class I	(6.16)%	(0.88)%	7.37%	—	7.81%
S&P 500 Index	(8.85)%	(0.30)%	13.38%	14.40%	13.61%
Russell 3000 Index	(10.50)%	(3.68)%	12.75%	14.00%	13.12%

*	Class A shares commenced operations on December 28, 2010. Class C commenced operations on January 5, 2012. Class I commenced operations March 1, 2013.

+	Adjusted for initial maximum sales charge of 5.75%.

The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. The performance and returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption of Fund shares. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end please call toll-free 1-888-9-COPELAND (1-888-926-7352). Additional information can be found by visiting our website, www.copelandfunds.com. The Fund’s gross annual operating expense ratio, as stated in the current prospectus, is 1.93%, 2.69%, and 1.75%, for Class A, Class C, and Class I shares, respectively, and its net annual operating expense ratio is 1.20%, 1.95%, and 1.05%, for Class A, Class C, and Class I shares, respectively. These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights section of this report. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2023, to ensure that total annual fund operating expenses after fee deferral and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.20%, 1.95% and 1.05% for Class A, Class C and Class I shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been deferred or reimbursed) if such recoupment can be achieved without exceeding the lesser of the expense limitation in effect at the time of the deferral and at the time of the repayment.

Copeland SMID Cap Dividend Growth Fund
Portfolio Review (Unaudited)
February 27, 2017* through May 31, 2022

Performance of a $10,000 Investment (as of May 31, 2022)

				Since	Since
Total Returns as of				Inception	Inception
May 31, 2022	Six Months	One Year	Five Year	Class I *	Class A *
Copeland SMID Cap Dividend Growth Fund:
Class I	(4.51)%	(3.09)%	10.29%	9.64%	—
Class A
Without sales charge	(4.57)%	(3.34)%	—	—	10.30%
With sales charge +	(10.03)%	(8.89)%	—	—	8.33%
Russell 2500 Total Return Index	(10.72)%	(11.62)%	9.76%	8.94%	10.36%

*	Class I shares commenced operations February 27, 2017. Class A commenced operations February 11, 2019

+	Adjusted for initial maximum sales charge of 5.75%.

The Russell 2500 Total Return Index is comprised of the smallest 2500 companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. The performance and returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption of Fund shares. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end please call toll-free 1-888-9-COPELAND (1-888-926-7352). Additional information can be found by visiting our website, www.copelandfunds.com. The Fund’s gross annual operating expense ratio, as stated in the current prospectus is 2.10% and 1.87% for Class A and Class I shares, respectively, and its net annual operating expense ratio is 1.20% and 0.95% for Class A and Class I shares, respectively. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2023, to ensure that total annual fund operating expenses after fee deferral and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.20% and 0.95% for Class A and Class I shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been deferred or reimbursed) if such recoupment can be achieved without exceeding the lesser of the expense limitation in effect at the time of the deferral and at the time of the repayment.

Copeland International Small Cap Fund
Portfolio Review (Unaudited)
December 28, 2021* through May 31, 2022

Performance of a $10,000 Investment (as of May 31, 2022)

Total Returns as of	Since
May 31, 2022	Inception*
Copeland International Small Cap Fund:
Class I	(15.30)%
Class A
Without sales charge	(15.30)%
With sales charge +	(20.17)%
MSCI ACWI ex USA Small Cap Index	(12.71)%

*	The Fund commenced operations December 28, 2021.

+	Adjusted for initial maximum sales charge of 5.75%.

The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries*. With 4,332 constituents, the index covers approximately 14% of the global equity opportunity set outside the US.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. The performance and returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption of Fund shares. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end please call toll-free 1-888-9-COPELAND (1-888-926-7352). Additional information can be found by visiting our website, www.copelandfunds.com. The Fund’s gross annual operating expense ratio, as stated in the current prospectus is 2.27% and 2.12% for Class A and Class I shares, respectively, and its net annual operating expense ratio is 1.23% and 0.98% for Class A and Class I shares, respectively. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2023, to ensure that total annual fund operating expenses after fee deferral and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.23% and 0.98% for Class A and Class I shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been deferred or reimbursed) if such recoupment can be achieved without exceeding the lesser of the expense limitation in effect at the time of the deferral and at the time of the repayment.

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7%
	AEROSPACE & DEFENSE - 1.6%
4,058	Huntington Ingalls Industries, Inc.	$854,047

	APPAREL & TEXTILE PRODUCTS - 1.1%
5,119	NIKE, Inc., Class B	608,393

	ASSET MANAGEMENT - 3.7%
2,785	Ameriprise Financial, Inc.	769,412
955	BlackRock, Inc.	638,971
8,045	Hamilton Lane, Inc., Class A	559,530
		1,967,913
	BANKING - 2.8%
6,952	JPMorgan Chase & Company	919,263
12,783	Truist Financial Corporation	635,826
		1,555,089
	BEVERAGES - 1.5%
3,289	Constellation Brands, Inc., Class A	807,351

	BIOTECH & PHARMA - 1.2%
3,739	Zoetis, Inc.	639,107

	CABLE & SATELLITE - 2.5%
477	Cable One, Inc.	621,579
16,284	Comcast Corporation, Class A	721,055
		1,342,634
	CHEMICALS - 2.4%
2,891	Air Products and Chemicals, Inc.	711,648
2,467	Sherwin-Williams Company	661,255
		1,372,903
	COMMERCIAL SUPPORT SERVICES - 2.6%
6,418	Insperity, Inc.	642,249
6,312	Waste Connections, Inc.	805,033
		1,447,282

The accompanying notes are an integral part of these financial statements.

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	CONSTRUCTION MATERIALS - 1.4%
2,949	Carlisle Companies, Inc.	$750,314

	DATA CENTER REIT - 1.2%
982	Equinix, Inc.	674,722

	ELECTRIC UTILITIES - 3.0%
52,487	Algonquin Power & Utilities Corporation	764,211
11,458	NextEra Energy, Inc.	867,256
		1,631,467
	ELECTRICAL EQUIPMENT - 2.3%
12,068	Cognex Corporation	584,333
9,389	Otis Worldwide Corporation	698,541
		1,282,874
	ENGINEERING & CONSTRUCTION - 1.3%
5,285	Tetra Tech, Inc.	713,316

	HEALTH CARE FACILITIES & SERVICES - 8.0%
1,617	Chemed Corporation	783,275
12,253	Encompass Health Corporation	803,062
10,317	Ensign Group, Inc. (The)	837,431
2,281	UnitedHealth Group, Inc.	1,133,154
7,359	US Physical Therapy, Inc.	828,550
		4,385,472
	HOME CONSTRUCTION - 1.3%
9,177	DR Horton, Inc.	689,652

	HOUSEHOLD PRODUCTS - 0.9%
6,489	Inter Parfums, Inc.	478,888

	INDUSTRIAL REIT - 1.0%
4,084	Innovative Industrial Properties, Inc.	543,376

The accompanying notes are an integral part of these financial statements.

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INFRASTRUCTURE REIT - 1.4%
3,129	American Tower Corporation, Class A	$801,431

	INSURANCE - 1.6%
6,578	Allstate Corporation (The)	899,147

	LEISURE FACILITIES & SERVICES - 2.6%
4,058	Churchill Downs, Inc.	821,461
7,320	Starbucks Corporation	574,620
		1,396,081
	LEISURE PRODUCTS - 1.1%
7,957	Brunswick Corporation	598,605

	MEDICAL EQUIPMENT & DEVICES - 4.2%
3,819	ResMed, Inc.	777,014
3,527	Steris plc	804,861
3,077	Stryker Corporation	721,557
		2,303,432
	OIL & GAS PRODUCERS - 4.6%
8,010	Diamondback Energy, Inc.	1,217,680
4,615	Pioneer Natural Resources Company	1,282,693
		2,500,373
	PUBLISHING & BROADCASTING - 1.5%
4,721	Nexstar Media Group, Inc., Class A	827,214

	REAL ESTATE SERVICES - 0.8%
33,090	eXp World Holdings, Inc.	462,267

	RESIDENTIAL REIT - 1.2%
32,117	UMH Properties, Inc.	632,384

	RETAIL - CONSUMER STAPLES - 4.3%
4,004	Casey’s General Stores, Inc.	838,998
1,486	Costco Wholesale Corporation	692,803

The accompanying notes are an integral part of these financial statements.

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	RETAIL - CONSUMER STAPLES - 4.3% (Continued)
3,846	Dollar General Corporation	$847,428
		2,379,229
	RETAIL - DISCRETIONARY - 4.9%
4,031	Advance Auto Parts, Inc.	765,325
2,016	Home Depot, Inc. (The)	610,344
13,606	Monro, Inc.	645,197
11,351	TJX Companies, Inc. (The)	721,583
		2,742,449
	SEMICONDUCTORS - 6.3%
1,777	Broadcom, Inc.	1,030,891
9,760	Power Integrations, Inc.	823,549
5,198	Texas Instruments, Inc.	918,798
5,171	Universal Display Corporation	653,149
		3,426,387
	SOFTWARE - 3.9%
1,459	Intuit, Inc.	604,697
3,182	Microsoft Corporation	865,091
10,397	SS&C Technologies Holdings, Inc.	665,304
		2,135,092
	SPECIALTY FINANCE - 2.8%
19,626	Air Lease Corporation	738,134
7,081	Discover Financial Services	803,623
		1,541,757
	STEEL - 1.5%
4,105	Reliance Steel & Aluminum Company	798,012

	TECHNOLOGY HARDWARE - 3.4%
6,790	Apple, Inc.	1,010,624
3,819	Motorola Solutions, Inc.	839,187
		1,849,811
	TECHNOLOGY SERVICES - 10.9%
2,650	Accenture PLC, Class A	790,919
9,469	Booz Allen Hamilton Holding Corporation	813,008
4,668	Broadridge Financial Solutions, Inc.	682,555

The accompanying notes are an integral part of these financial statements.

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY SERVICES - 10.9% (Continued)
4,403	CDW Corporation/DE	$747,894
7,010	Fidelity National Information Services, Inc.	732,545
1,989	S&P Global, Inc.	695,116
9,654	TTEC Holdings, Inc.	651,066
4,031	Visa, Inc., Class A	855,257
		5,968,360
	TELECOMMUNICATIONS - 1.3%
11,749	Cogent Communications Holdings, Inc.	709,522

	TRANSPORTATION & LOGISTICS - 1.6%
3,899	Union Pacific Corporation	856,922

	TOTAL COMMON STOCKS (Cost $48,839,358)	54,573,275

	TOTAL INVESTMENTS - 99.7% (Cost $48,839,358)	$54,573,275
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	139,550
	NET ASSETS - 100.0%	$54,712,825

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

Portfolio Composition by Sector as of May 31, 2022
Sector	Percent of Net Assets
Technology	24.4%
Health Care	13.4%
Consumer Discretionary	11.0%
Financials	10.9%
Industrials	9.4%
Consumer Staples	6.7%
Real Estate	5.7%
Materials	5.3%
Communications	5.3%
Energy	4.6%
Utilities	3.0%
Other Assets in Excess of Liabilities	0.3%
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.5%
	AEROSPACE & DEFENSE - 1.2%
2,645	Huntington Ingalls Industries, Inc.	$556,667

	ASSET MANAGEMENT - 4.1%
8,454	Cohen & Steers, Inc.	644,279
8,350	Hamilton Lane, Inc., Class A	580,743
27,955	Kennedy-Wilson Holdings, Inc.	588,732
		1,813,754
	BANKING - 5.9%
18,438	Bank OZK	764,624
31,663	Home BancShares, Inc.	715,267
5,809	Popular, Inc.	474,653
8,921	Prosperity Bancshares, Inc.	646,773
		2,601,317
	CABLE & SATELLITE - 1.6%
545	Cable One, Inc.	710,189

	CHEMICALS - 2.0%
21,316	Element Solutions, Inc.	453,818
2,671	Quaker Chemical Corporation	417,744
		871,562
	COMMERCIAL SUPPORT SERVICES - 5.6%
14,756	ABM Industries, Inc.	713,453
22,587	GFL Environmental, Inc.	690,485
6,794	Insperity, Inc.	679,876
2,689	UniFirst Corporation	439,490
		2,523,304
	CONSTRUCTION MATERIALS - 1.8%
3,086	Carlisle Companies, Inc.	785,171

	ELECTRIC UTILITIES - 1.7%
50,924	Algonquin Power & Utilities Corporation	741,453

	ELECTRICAL EQUIPMENT - 3.2%
9,569	BWX Technologies, Inc.	489,933

The accompanying notes are an integral part of these financial statements.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	ELECTRICAL EQUIPMENT - 3.2% (Continued)
4,901	Cognex Corporation	$237,306
2,541	Littelfuse, Inc.	686,578
		1,413,817
	ENGINEERING & CONSTRUCTION - 1.5%
4,815	Tetra Tech, Inc.	649,881

	FORESTRY, PAPER & WOOD PRODUCTS - 1.5%
8,921	UFP Industries, Inc.	688,701

	HEALTH CARE FACILITIES & SERVICES - 7.9%
1,608	Chemed Corporation	778,915
10,321	Encompass Health Corporation	676,438
10,710	Ensign Group, Inc. (The)	869,331
4,642	Quest Diagnostics, Inc.	654,615
4,616	US Physical Therapy, Inc.	519,715
		3,499,014
	HOME CONSTRUCTION - 0.8%
9,943	KB Home	342,934

	HOUSEHOLD PRODUCTS - 1.3%
7,780	Inter Parfums, Inc.	574,164

	INDUSTRIAL REIT - 1.0%
3,423	Innovative Industrial Properties, Inc.	455,430

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
2,853	Evercore, Inc., Class A	325,813

	INSURANCE - 1.1%
5,186	Globe Life, Inc.	505,998

	INTERNET MEDIA & SERVICES - 1.0%
7,650	Shutterstock, Inc.	460,530

The accompanying notes are an integral part of these financial statements.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	LEISURE FACILITIES & SERVICES - 4.6%
3,734	Churchill Downs, Inc.	$755,873
1,426	Domino’s Pizza, Inc.	517,880
8,958	Travel + Leisure Company	457,843
4,007	Wingstop, Inc.	319,198
		2,050,794
	LEISURE PRODUCTS - 1.5%
9,050	Brunswick Corporation	680,832

	MACHINERY - 3.8%
2,360	Nordson Corporation	514,197
2,749	Snap-on, Inc.	609,948
6,094	Standex International Corporation	567,351
		1,691,496
	MEDICAL EQUIPMENT & DEVICES - 3.4%
14,548	LeMaitre Vascular, Inc.	665,135
3,812	Steris plc	869,898
		1,535,033
	OIL & GAS PRODUCERS - 7.6%
21,420	Coterra Energy, Inc.	735,349
4,823	Diamondback Energy, Inc.	733,192
24,791	Northern Oil and Gas, Inc.	810,418
6,963	Oasis Petroleum, Inc.	1,105,237
		3,384,196
	PUBLISHING & BROADCASTING - 1.7%
4,361	Nexstar Media Group, Inc., Class A	764,134

	REAL ESTATE SERVICES - 1.0%
33,090	eXp World Holdings, Inc.	462,267

	RESIDENTIAL REIT - 1.4%
8,635	NexPoint Residential Trust, Inc.	634,500

The accompanying notes are an integral part of these financial statements.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	RETAIL - CONSUMER STAPLES - 1.5%
3,112	Casey’s General Stores, Inc.	$652,088

	RETAIL - DISCRETIONARY - 3.9%
27,579	Aaron’s Company, Inc. (The)	539,445
3,345	Advance Auto Parts, Inc.	635,082
11,799	Monro, Inc.	559,509
		1,734,036
	SEMICONDUCTORS - 4.7%
985	CMC Materials, Inc.	174,286
13,589	Kulicke & Soffa Industries, Inc.	736,116
8,532	Power Integrations, Inc.	719,930
3,700	Universal Display Corporation	467,347
		2,097,679
	SPECIALTY FINANCE - 1.3%
15,793	Air Lease Corporation	593,975

	STEEL - 1.8%
4,175	Reliance Steel & Aluminum Company	811,620

	TECHNOLOGY HARDWARE - 1.1%
20,876	AudioCodes Ltd.	479,313

	TECHNOLOGY SERVICES - 8.0%
2,547	Booz Allen Hamilton Holding Corporation	218,685
3,579	Broadridge Financial Solutions, Inc.	523,321
1,668	FactSet Research Systems, Inc.	636,810
3,475	Jack Henry & Associates, Inc.	653,718
5,666	ManTech International Corporation, Class A	541,953
2,079	Morningstar, Inc.	534,365
6,768	TTEC Holdings, Inc.	456,434
		3,565,286
	TELECOMMUNICATIONS - 3.0%
9,906	Cogent Communications Holdings, Inc.	598,223

The accompanying notes are an integral part of these financial statements.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	TELECOMMUNICATIONS - 3.0% (Continued)
21,736	Switch, Inc., Class A	$733,590
		1,331,813
	TRANSPORTATION & LOGISTICS - 1.4%
4,045	Landstar System, Inc.	612,534

	TRANSPORTATION EQUIPMENT - 1.6%
18,075	Allison Transmission Holdings, Inc.	723,181

	WHOLESALE - DISCRETIONARY - 1.3%
1,411	Pool Corporation	562,453

	TOTAL COMMON STOCKS (Cost $41,931,389)	43,886,929

	TOTAL INVESTMENTS - 98.5% (Cost $41,931,389)	$43,886,929
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%	685,535
	NET ASSETS - 100.0%	$44,572,464

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

Portfolio Composition by Sector as of May 31, 2022
Sector	Percent of Net Assets
Industrials	18.3%
Technology	13.8%
Financials	13.1%
Consumer Discretionary	12.0%
Health Care	11.3%
Energy	7.6%
Communications	7.3%
Materials	7.1%
Real Estate	3.5%
Consumer Staples	2.8%
Utilities	1.7%
Other Assets in Excess of Liabilities	1.5%
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.8%
	Australia - 1.7%
1,608	Steadfast Group Ltd.	$5,811

	Austria - 1.9%
128	BAWAG Group AG(a)	6,548

	Canada - 13.4%
268	Algonquin Power & Utilities Corporation	3,898
139	Canadian Apartment Properties Real Estate Investment Trust	5,439
40	Cargojet, Inc.	4,706
308	Freehold Royalties Ltd.	3,823
395	InterRent Real Estate Investment Trust	4,272
86	Toromont Industries Ltd.	7,627
182	Tourmaline Oil Corporation	11,234
478	Whitecap Resources, Inc.	4,251
		45,250
	Cayman Islands - 1.6%
10,024	Bosideng International Holdings, Ltd.	5,334

	Denmark - 2.1%
81	Royal Unibrew A/S	7,107

	Finland - 1.3%
321	Tokmanni Group Corporation Ord	4,257

	France - 6.1%
56	ARGAN S.A.	6,736
89	Ipsos(a)	4,323
138	Rubis S.C.A.(a)	4,178
191	Verallia S.A.	5,293
		20,530
	Germany - 2.7%
220	Hensoldt A.G.	5,364
37	LEG Immobilien A.G.	3,813
		9,177

The accompanying notes are an integral part of these financial statements.

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	Greece - 2.3%
511	OPAP S.A.	$7,627

	Hong Kong - 2.7%
11,633	CITIC Telecom International Ho	3,943
1,381	SITC International Holdings Company, Ltd.	5,215
		9,158
	Italy - 4.8%
122	Interpump Group SpA	5,576
2,081	Iren SpA(a)	5,423
120	Recordati SpA	5,376
		16,375
	Japan - 22.6%
107	Fujimi, Inc.	4,839
245	Fullcast Holdings Company Ltd.	4,331
92	Hamamatsu Photonics K.K.	4,285
161	Internet Initiative Japan, Inc.	5,909
93	JCU Corporation	2,667
1	Mitsui Fudosan Logistics Park, Inc.	4,314
244	Nichias Corporation(a)	4,271
360	NIPPON GAS CO. LTD.	5,349
83	Nissan Chemical Corporation	4,666
142	Okinawa Cellular Telephone Company	5,658
65	Open House Group Company, Ltd.	2,706
227	SBS Holdings, Inc.	5,277
162	Shoei Company, Ltd.	6,037
104	Taiyo Yuden Company Ltd.(a)	4,240
313	Takeuchi Manufacturing Company, Ltd.	5,682
619	Zeon Corporation	6,553
		76,784
	Luxembourg - 3.0%
73	Befesa S.A.	4,861
95	Stabilus S.A.	5,286
		10,147

The accompanying notes are an integral part of these financial statements.

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	Netherlands - 1.6%
63	Euronext NV	$5,457

	Norway - 1.4%
130	Kongsberg Gruppen ASA	4,649

	Puerto Rico - 1.3%
54	Popular, Inc.	4,412

	Spain - 3.3%
81	Laboratorios Farmaceuticos Rovi S.A.(a)	5,434
71	Vidrala S.A.	5,669
		11,103
	Sweden - 2.7%
767	Arjo AB, B Shares	5,411
388	Bravida Holding A.B.	3,738
		9,149
	Switzerland - 2.5%
60	Logitech International S.A.(a)	3,669
220	SIG Combibloc Group AG	4,807
		8,476
	United Kingdom - 13.0%
889	Advanced Medical Solutions Group plc	3,375
398	Avon Protection plc	5,850
495	Electrocomponents plc	6,041
43	Halma plc(a)	1,208
476	Hilton Food Group plc	6,518
541	OSB Group plc(a)	3,539
1,075	RWS Holdings plc	5,363
483	Unite Group plc	7,040
302	YouGov plc	5,233
		44,167
	United States - 3.8%
105	Inter Parfums, Inc.	7,749

The accompanying notes are an integral part of these financial statements.

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	United States - 3.8% (Continued)
94	Kulicke & Soffa Industries, Inc.	$5,092
		12,841

	TOTAL COMMON STOCKS (Cost $364,376)	324,359

	TOTAL INVESTMENTS - 95.8% (Cost $364,376)	$324,359
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2%	14,293
	NET ASSETS - 100.0%	$338,652

A/S	- Anonim Sirketi

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	The fair value of this security has been determined in good faith under policies adopted by the Board of Trustees.

Portfolio Composition by Sector as of May 31, 2022
Sector	Percent of Net Assets
Industrials	23.5%
Materials	10.2%
Real Estate	9.3%
Technology	8.4%
Financials	7.6%
Consumer Staples	7.8%
Energy	6.9%
Consumer Discretionary	6.4%
Health Care	5.8%
Communications	5.6%
Utilities	4.3%
Other Assets in Excess of Liabilities	4.2%
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Portfolio Composition by Country as of May 31, 2022
Sector	Percent of Net Assets
Japan	22.7%
Canada	13.4%
Great Britain	11.0%
France	7.7%
US	7.2%
Germany	5.7%
Italy	4.8%
Hong Kong	4.3%
Spain	3.3%
Sw eden	2.7%
Sw itzerland	2.5%
Greece	2.2%
Denmark	2.1%
Austria	1.9%
Australia	1.7%
Norw ay	1.4%
Finland	1.2%
Other Assets in Excess of Liabilities	4.2%
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

Copeland Trust
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2022

		Copeland SMID	Copeland
	Copeland Dividend	Cap Dividend	International
	Growth Fund	Growth Fund	Small Cap Fund **
Assets:
Investments, at Cost	$48,839,358	$41,931,389	$364,376
Investments in Securities, at Market Value	$54,573,275	$43,886,929	$324,359
Cash	104,110	648,201	8,517
Foreign Cash (Cost $0, $0, $124)	—	—	125
Dividends and Interest Receivable	106,360	70,068	1,041
Due from Investment Adviser	20,975	—	25,108
Receivable for Fund Shares Sold	—	7,154	—
Prepaid Expenses and Other Assets	54,578	34,761	—
Total Assets	54,859,298	44,647,113	359,150

Liabilities:
Payable for Fund Shares Redeemed	16,579	2,081	—
Payable to Investment Adviser	—	2,336	—
Accrued Audit Fees	29,485	22,686	5,064
Accrued Distribution Fees	12,701	46	—
Payable to Related Parties	39,481	33,434	6,020
Other Accrued Expenses	48,227	14,066	9,414
Total Liabilities	146,473	74,649	20,498

Net Assets	$54,712,825	$44,572,464	$338,652

Composition of Net Assets:
At May 31, 2022, Net Assets consisted of:
Paid-in-Capital	$45,034,207	$41,587,858	$400,000
Accumulated Earnings	9,678,618	2,984,606	(61,348)
Net Assets	$54,712,825	$44,572,464	$338,652

Class A Shares:
Net Assets	$16,085,103	$228,483	$8

Shares Outstanding (no par value; unlimited number of shares authorized)	1,319,061	16,162	1

Net Asset Value and Redemption Price Per Share*	$12.19	$14.14	$8.47	+
Offering Price Per Share (NAV/$0.9425) Includes a Maximum Sales Charge of 5.75%	$12.93	$15.00	$8.99

Class C Shares:
Net Assets	$11,172,017

Shares Outstanding (no par value; unlimited number of shares authorized)	973,382

Net Asset Value, Offering Price and Redemption Price Per Share*	$11.48

Class I Shares:
Net Assets	$27,455,705	$44,343,981	$338,644

Shares Outstanding (no par value; unlimited number of shares authorized)	2,280,145	3,122,757	39,999

Net Asset Value, Offering Price and Redemption Price Per Share*	$12.04	$14.20	$8.47

*	The Funds charge a 1.00% fee on shares redeemed less than 30 days after purchase or if shares held less than 30 days are redeemed for failure to maintain a balance that meets the minimum requirements listed in the Funds’ Prospectus.

**	Fund commenced operations on December 28, 2021.

+	NAV may not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

Copeland Trust
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months or Period Ended May 31, 2022

		Copeland SMID	Copeland
	Copeland Dividend	Cap Dividend	International
	Growth Fund	Growth Fund	Small Cap Fund *
Investment Income:
Dividend Income	$537,969	$421,193	$5,227
Interest Income	—	—	2
Less: Foreign Taxes Withholding	(4,567)	(4,222)	(514)
Total Investment Income	533,402	416,971	4,715

Expenses:
Investment Advisory Fees	227,536	152,360	1,174
Distribution Fees - Class C	62,654	—	—
Distribution Fees - Class A	21,599	269	—
Chief Compliance Officer Fees	62,055	45,810	6,965
Trustees’ Fees	42,400	24,938	4,902
Registration & Filing Fees	39,893	23,361	770
Legal Fees	36,195	21,585	3,927
Administration Fees	33,485	23,411	9,380
Fund Accounting Fees	23,884	17,761	12,764
Shareholder Service Fees - Class I	12,346	3,041	—
Transfer Agent Fees	12,104	15,956	2,184
Custody Fees	11,074	3,649	2,110
Audit Fees	9,802	7,686	5,064
Insurance Expense	9,363	3,574	—
Printing Expense	9,247	2,494	1,266
Non-Rule 12b-1 Shareholder Service Fees	5,466	1,372	308
Miscellaneous Expenses	2,897	2,202	1,716
Total Expenses	622,000	349,469	52,530
Less: Fees Waived by Adviser	(227,536)	(152,360)	(1,174)
Less: Other Expenses Reimbursed by Adviser	(6,914)	(3,613)	(49,885)
Net Expenses	387,550	193,496	1,471
Net Investment Income	145,852	223,475	3,244

Net Realized and Unrealized Gain (Loss) on Investments and
Foreign Currency Transactions:
Net Realized Gain (Loss) on:
Securities	3,909,360	870,675	(24,361)
Foreign Currency Transactions	—	—	(194)
	3,909,360	870,675	(24,555)

Net Change in Unrealized Appreciation (Depreciation) on:
Securities	(7,827,852)	(2,972,125)	(40,017)
Foreign Currency Transactions	—	—	(20)
	(7,827,852)	(2,972,125)	(40,037)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions:	(3,918,492)	(2,101,450)	(64,592)

Net Decrease in Net Assets Resulting From Operations	$(3,772,640)	$(1,877,975)	$(61,348)

*	Fund commenced operations on December 28, 2021.

The accompanying notes are an integral part of these financial statements.

Copeland Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2022	November 30, 2021
	(Unaudited)
Operations:
Net Investment Income	$145,852	$141,972
Net Realized Gain on Investments	3,909,360	9,117,466
Net Change in Unrealized Appreciation (Depreciation) on investments	(7,827,852)	4,104,961
Net Increase (Decrease) in Net Assets Resulting From Operations	(3,772,640)	13,364,399

Distributions to Shareholders From:
Total Distributions Paid
Class A	(2,057,408)	—
Class C	(1,592,846)	—
Class I	(3,889,176)	—
Total Distributions to Shareholders	(7,539,430)	—

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	759,360	627,282
Distributions Reinvested	1,889,194	—
Cost of Shares Redeemed	(1,640,843)	(4,967,290)
Total Class A Shares	1,007,711	(4,340,008)
Class C
Proceeds from Shares Issued	7,604	83,941
Distributions Reinvested	1,568,803	—
Cost of Shares Redeemed	(1,533,431)	(4,690,002)
Redemption Fees	4	25
Total Class C Shares	42,980	(4,606,036)
Class I
Proceeds from Shares Issued	12,441	1,578,477
Distributions Reinvested	3,820,604	—
Cost of Shares Redeemed	(4,059,397)	(11,161,338)
Total Class I Shares	(226,352)	(9,582,861)
Total Beneficial Interest Transactions	824,339	(18,528,905)

Decrease in Net Assets	(10,487,731)	(5,164,506)

Net Assets:
Beginning of Period	65,200,556	70,365,062
End of Period	$54,712,825	$65,200,556

Share Activity:
Class A
Shares Issued	58,981	49,937
Distributions Reinvested	139,424	—
Shares Redeemed	(127,424)	(370,466)
Total Activity Class A Shares	70,981	(320,529)
Class C
Shares Issued	632	6,508
Distributions Reinvested	122,563	—
Shares Redeemed	(126,465)	(373,185)
Total Activity Class C Shares	(3,270)	(366,677)
Class I
Shares Issued	893	119,888
Distributions Reinvested	285,759	—
Shares Redeemed	(322,576)	(856,138)
Total Activity Class I Shares	(35,924)	(736,250)

The accompanying notes are an integral part of these financial statements.

Copeland SMID Cap Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2022	November 30, 2021
	(Unaudited)
Operations:
Net Investment Income	$223,475	$208,194
Net Realized Gain on Investments	870,675	2,227,730
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,972,125)	2,614,025
Net Increase (Decrease) in Net Assets Resulting From Operations	(1,877,975)	5,049,949

Distributions to Shareholders From:
Total Distributions Paid
Class A	(13,327)	(283)
Class I	(2,360,113)	(95,606)
Total Distributions to Shareholders	(2,373,440)	(95,889)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	32,013	74,799
Distributions Reinvested	13,327	282
Cost of Shares Redeemed	—	—
Redemption Fees	7	10
Total Class A Shares	45,347	75,091
Class I
Proceeds from Shares Issued	13,218,472	17,596,082
Distributions Reinvested	2,131,974	88,162
Cost of Shares Redeemed	(2,380,553)	(9,072,094)
Redemption Fees	1,265	2,222
Total Class I Shares	12,971,158	8,614,372

Total Beneficial Interest Transactions	13,016,505	8,689,463

Increase in Net Assets	8,765,090	13,643,523

Net Assets:
Beginning of Period	35,807,374	22,163,851
End of Period	$44,572,464	$35,807,374

Share Activity:
Class A
Shares Issued	2,243	4,790
Distributions Reinvested	869	21
Total Activity Class A Shares	3,112	4,811
Class I
Shares Issued	905,400	1,162,033
Distributions Reinvested	138,530	6,492
Shares Redeemed	(163,634)	(598,801)
Total Activity Class I Shares	880,296	569,724

The accompanying notes are an integral part of these financial statements.

Copeland International Small Cap Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
May 31, 2022 *
(Unaudited)
Operations:
Net Investment Income	$3,244
Net Realized Loss on Investments and Foreign Currency Transactions	(24,555)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(40,037)
Net Decrease in Net Assets Resulting From Operations	(61,348)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	10
Total Class A Shares	10
Class I
Proceeds from Shares Issued	399,990
Total Class I Shares	399,990
Total Beneficial Interest Transactions	400,000

Increase in Net Assets	338,652

Net Assets:
Beginning of Period	—
End of Period	$338,652

Share Activity:
Class A
Shares Issued	1
Total Activity Class A Shares	1
Class I
Shares Issued	39,999
Total Activity Class I Shares	39,999

*	Fund commenced operations on December 28, 2021.

The accompanying notes are an integral part of these financial statements.

Copeland Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each year/period presented.

	Class A
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2022		November 30, 2021	November 30, 2020	November 30, 2019	November 30, 2018	November 30, 2017
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$14.59		$11.99	$14.25	$15.18	$14.38	$12.27

Increase (Decrease) From Operations:
Net investment income (a)	0.04		0.04	0.01	0.10	0.04	0.06
Net gain (loss) from securities (both realized and unrealized)	(0.78)		2.56	(0.48)	0.05	1.38	2.51
Other capital changes	—		—	0.73 (d)	—	—	—
Total from operations	(0.74)		2.60	0.26	0.15	1.42	2.57

Distributions to shareholders from:
Net investment income	(0.02)		—	(0.09)	(0.01)	(0.03)	(0.09)
Net realized gains	(1.64)		—	(2.43)	(1.07)	(0.59)	(0.37)
Total distributions	(1.66)		—	(2.52)	(1.08)	(0.62)	(0.46)

Redemption fees (b)	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Year/Period	$12.19		$14.59	$11.99	$14.25	$15.18	$14.38

Total Return (c)	(6.22	)% (f)	21.68%	2.24%	1.32%	10.33%	21.63%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$16,085		$18,212	$18,800	$36,870	$52,779	$64,666
Ratio of expenses to average net assets:
before reimbursement	1.98	% (e)	1.93%	2.13%	1.74%	1.71%	1.82%
net of reimbursement	1.20	% (e)	1.20%	1.44%	1.45%	1.45%	1.45%
Ratio of net investment income to average net assets	0.57	% (e)	0.29%	0.10%	0.70%	0.28%	0.47%
Portfolio turnover rate	21	% (f)	34%	170%	244%	30%	27%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower. Sales loads are not reflected in total return.

(d)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Copeland Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each year/period presented.

	Class C
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2022		November 30, 2021	November 30, 2020	November 30, 2019	November 30, 2018	November 30, 2017
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$13.85		$11.47	$13.73	$14.76	$14.06	$12.01

Increase (Decrease) From Operations:
Net investment loss (a)	(0.01)		(0.06)	(0.07)	(0.01)	(0.07)	(0.04)
Net gain (loss) from securities (both realized and unrealized)	(0.72)		2.44	(0.30)	0.05	1.36	2.46
Other capital changes	—		—	0.54 (d)	—	—	—
Total from operations	(0.73)		2.38	0.17	0.04	1.29	2.42

Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized gains	(1.64)		—	(2.43)	(1.07)	(0.59)	(0.37)
Total distributions	(1.64)		—	(2.43)	(1.07)	(0.59)	(0.37)

Redemption fees (b)	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Year/Period	$11.48		$13.85	$11.47	$13.73	$14.76	$14.06

Total Return (c)	(6.50	)% (f)	20.75%	1.51%	0.54%	9.55%	20.68%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$11,172		$13,530	$15,401	$25,271	$32,597	$35,487
Ratio of expenses to average net assets:
before reimbursement	2.73	% (e)	2.69%	2.88%	2.49%	2.45%	2.57%
net of reimbursement	1.95	% (e)	1.95%	2.19%	2.20%	2.20%	2.20%
Ratio of net investment loss to average net assets	(0.19	)% (e)	(0.46)%	(0.67)%	(0.05)%	(0.46)%	(0.28)%
Portfolio turnover rate	21	% (f)	34%	170%	244%	30%	27%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(d)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Copeland Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each year/period presented.

	Class I
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2022		November 30, 2021	November 30, 2020	November 30, 2019	November 30, 2018	November 30, 2017
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$14.45		$11.85	$14.12	$15.08	$14.30	$12.24

Increase (Decrease) From Operations:
Net investment income (a)	0.04		0.06	0.03	0.11	0.07	0.08
Net gain (loss) from securities (both realized and unrealized)	(0.76)		2.54	(0.38)	0.06	1.37	2.49
Other capital changes	—		—	0.63 (d)	—	—	—
Total from operations	(0.72)		2.60	0.28	0.17	1.44	2.57

Distributions to shareholders from:
Net investment income	(0.05)		—	(0.12)	(0.06)	(0.07)	(0.14)
Net realized gains	(1.64)		—	(2.43)	(1.07)	(0.59)	(0.37)
Total distributions	(1.69)		—	(2.55)	(1.13)	(0.66)	(0.51)

Redemption fees (b)	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Year/Period	$12.04		$14.45	$11.85	$14.12	$15.08	$14.30

Total Return (c)	(6.16	)% (f)	21.94%	2.40%	1.43%	10.56%	21.72%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$27,456		$33,459	$36,164	$66,649	$81,516	$75,097
Ratio of expenses to average net assets:
before reimbursement	1.81	% (e)	1.75%	1.98%	1.58%	1.53%	1.57%
net of reimbursement	1.05	% (e)	1.05%	1.29%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets	0.70	% (e)	0.44%	0.23%	0.85%	0.45%	0.62%
Portfolio turnover rate	21	% (f)	34%	170%	244%	30%	27%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(d)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Copeland SMID Cap Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout the year/period presented.

	Class A
	Six Months		Year	Year	Period
	Ended		Ended	Ended	Ended
	May 31, 2022		November 30, 2021	November 30, 2020	November 30, 2019	*
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$15.80		$13.14	$12.73	$11.10

Increase (Decrease) From Operations:
Net investment income (a)	0.06		0.06	0.10	0.10
Net gain (loss) from securities (both realized and unrealized)	(0.71)		2.63	0.50	1.53
Total from operations	(0.65)		2.69	0.60	1.63

Distributions to shareholders from:
Net investment income	(0.04)		(0.03)	(0.05)	—
Net realized gains	(0.97)		—	(0.14)	—
Total distributions	(1.01)		(0.03)	(0.19)	—

Redemption fees (b)	0.00		0.00	0.00	0.00

Net Asset Value, End of Year/Period	$14.14		$15.80	$13.14	$12.73

Total Return (c)	(4.57	)% (e)	20.55%	4.73%	14.68	% (e)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$228		$206	$108	$34
Ratio of expenses to average net assets:
before reimbursement	1.96	% (d)	2.10%	2.72%	3.04	% (d)
net of reimbursement	1.20	% (d)	1.20%	1.20%	1.20	% (d)
Ratio of net investment income to average net assets	0.83	% (d)	0.42%	0.87%	0.82	% (d)
Portfolio turnover rate	14	% (e)	35%	49%	22	% (e)

*	Class A commenced operations on February 11, 2019.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower. Sales loads are not reflected in total return.

(d)	Annualized.

(e)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Copeland SMID Cap Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout the year/period presented.

	Class I
	Six Months		Year	Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2022		November 30, 2021	November 30, 2020	November 30, 2019	November 30, 2018	November 30, 2017	*
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$15.88		$13.19	$12.76	$11.54	$11.10	$10.00

Increase (Decrease) From Operations:
Net investment income (a)	0.08		0.10	0.13	0.13	0.10	0.06
Net gain (loss) from securities (both realized and unrealized)	(0.72)		2.65	0.50	1.53	0.42	1.04
Total from operations	(0.64)		2.75	0.63	1.66	0.52	1.10

Distributions to shareholders from:
Net investment income	(0.07)		(0.06)	(0.06)	(0.08)	(0.07)	—
Net realized gains	(0.97)		—	(0.14)	(0.36)	(0.01)	—
Total distributions	(1.04)		(0.06)	(0.20)	(0.44)	(0.08)	—

Redemption fees (b)	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Year/Period	$14.20		$15.88	$13.19	$12.76	$11.54	$11.10

Total Return (c)	(4.51	)% (e)	20.89%	4.98%	15.12%	4.76%	11.00	% (e)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$44,344		$35,601	$22,056	$11,903	$1,035	$616
Ratio of expenses to average net assets:
before reimbursement	1.72	% (d)	1.87%	2.47%	3.18%	10.14%	12.96	% (d)
net of reimbursement	0.95	% (d)	0.95%	0.95%	0.95%	0.95%	0.95	% (d)
Ratio of net investment income to average net assets	1.10	% (d)	0.67%	1.06%	1.09%	0.90%	0.83	% (d)
Portfolio turnover rate	14	% (e)	35%	49%	22%	26%	21	% (e)

*	Class I commenced operations on February 27, 2017.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(d)	Annualized.

(e)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Copeland International Small Cap Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Period
	Ended
	May 31, 2022 *
	(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Increase From Operations:
Net investment income (a)	0.09
Net loss from securities (both realized and unrealized)	(1.62)
Total from operations	(1.53)

Net Asset Value, End of Period	$8.47

Total Return (b)	(15.30	)% (c)

Ratios/Supplemental Data
Net assets, end of period	$8
Ratio of expenses to average net assets:
before reimbursement	40.76	% (d)
net of reimbursement	1.06	% (d)
Ratio of net investment income to average net assets	2.38	% (d)
Portfolio turnover rate	33	% (c)

*	Class A commenced operations on December 28, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower. Sales loads are not reflected in total return.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Copeland International Small Cap Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Period
	Ended
	May 31, 2022 *
	(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Increase From Operations:
Net investment income (a)	0.08
Net loss from securities (both realized and unrealized)	(1.61)
Total from operations	(1.53)

Net Asset Value, End of Period	$8.47

Total Return (c)	(15.30	)% (c)

Ratios/Supplemental Data
Net assets, end of period	$339
Ratio of expenses to average net assets:
before reimbursement	34.75	% (d)
net of reimbursement	0.97	% (d)
Ratio of net investment income to average net assets	2.15	% (d)
Portfolio turnover rate	33	% (c)

*	Class I commenced operations on December 28, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2022

1.	ORGANIZATION

Copeland Dividend Growth Fund (the “Dividend Growth Fund”), formerly, the Copeland Risk Managed Dividend Growth Fund, Copeland SMID Cap Dividend Growth Fund (the “SMID Fund”), and Copeland International Small Cap Fund (the “International Fund”) are diversified series of Copeland Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust was organized as a statutory trust on September 10, 2010, under the laws of the State of Delaware.

The Dividend Growth Fund currently offers Class A, Class C and Class I shares. The SMID Fund and International Fund currently offer Class A and Class I shares. The Dividend Growth Fund’s Class A shares commenced operations on December 28, 2010, Class C shares commenced operations on January 5, 2012 and Class I shares commenced operations on March 1, 2013. The SMID Fund’s Class I shares commenced operations on February 27, 2017 and Class A shares commenced operations on February 11, 2019. The International Fund’s Class A and Class I shares commenced operations on December 28, 2021. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.75%. Purchases of $1,000,000 or more may be subject to a maximum contingent deferred sales charge of 1.00% on shares redeemed within 18 months. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

SECURITY VALUATION

The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the last mean on the primary exchange. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history, if any, of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022

The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access. Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2022 for the Funds’ assets measured at fair value:

Copeland Dividend Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$54,573,275	$—	$—	$54,573,275
Total	$54,573,275	$—	$—	$54,573,275

Copeland SMID Cap Dividend Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$43,886,929	$—	$—	$43,886,929
Total	$43,886,929	$—	$—	$43,886,929

Copeland International Small Cap Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$69,543	$254,816	$—	$324,359
Total	$69,543	$254,816	$—	$324,359

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for Industry Classification.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022

FEDERAL INCOME TAXES

The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions related to the open tax years or expected to be taken in the Funds’ November 30, 2022 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds may make investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

DIVIDEND-PAYING STOCK RISK

The Funds’ emphasis on dividend-paying stocks could cause a Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. If the amount a company pays out as a dividend exceeds its earnings and profits, the excess will be treated as a return of capital and the Fund’s tax basis in the stock will be reduced. A reduction in the Fund’s tax basis in such stock will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the stock.

MARKET RISK

Overall securities market risks may affect the value of individual securities in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

REIT RISK

An equity REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, changes in interest rates and property taxes.

SMALL AND MEDIUM CAPITALIZATION RISK

The value of a small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

FOREIGN INVESTING RISKÐ

The International Fund invests significantly in foreign securities. Investments in foreign countries are subject to country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities. Foreign investments may experience greater volatility than U.S. investments. Currency hedging transactions may not perfectly offset the Fund’s foreign currency exposure and entail additional trading commissions and fees.

FOREIGN CURRENCY

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, if any, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022

FORWARD CURRENCY CONTRACTS

If foreign securities are purchased, the Funds generally enter into forward currency exchange contracts in order to eliminate ongoing foreign currency exchange rate risks. If foreign securities are sold, the foreign currency proceeds are typically repatriated into US dollars. Any realized gains and losses between trade date and settlement date from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations. The Funds did not hold any forward currency contracts as of May 31, 2022.

CONCENTRATION OF RISK

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from investment income, if any, are declared and paid annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

EXPENSES

Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

INDEMNIFICATION

The Trust indemnifies their officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ADVISORY FEE

Subject to the authority of the Board, the adviser is responsible for management of the Funds’ investment portfolios. Pursuant to the Management Agreement (the “Management Agreement”), investment advisory services are provided to the Funds by Copeland Capital Management, LLC (the “Adviser”). Under the terms of the Management Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.75% for each of the Dividend Growth Fund and SMID Fund and 0.78% for the International Fund, based on the average daily net assets of the respective Fund. For the period ended May 31, 2022, the Adviser earned advisory fees of $227,536, $152,360, and $1,174 for the Dividend Growth Fund, SMID Fund, and International Fund, respectively, before the effect of the Expense Limitation Agreement.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce its fees and/or absorb expenses of each Fund, at least until March 31, 2023 to ensure that Net Annual Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes and extraordinary expenses such as litigation) will not exceed 1.20%, 1.95% and 1.05% of the Dividend Growth Fund’s average daily net assets for Class A, Class C and Class I shares, respectively, 1.20% and 0.95% of the SMID Fund’s average daily net assets for Class A and Class I, respectively, and 1.23% and 0.98% of the International Fund’s average daily net assets for Class A and Class I, respectively, subject to possible recoupment from the Fund in future years on a

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022

rolling three year basis (within the three years after the fees have been deferred or reimbursed) if such recoupment can be achieved without exceeding the lesser of the expense limitation in effect at the time of the deferral and at the time of the repayment. For the period ended May 31, 2022, the Adviser waived fees/reimbursed expenses of $234,450, $155,973, and $51,0159 for the Dividend Growth Fund, SMID Fund, and International Fund, respectively.

The expenses subject to recapture for the Dividend Growth Fund and the SMID Fund will expire on November 30 of the years indicated below:

Copeland Dividend Growth Fund

2022	2023	2024	Total
$403,205	$610,939	$487,174	$1,501,318

Copeland SMID Cap Dividend Growth Fund

2022	2023	2024	Total
$97,581	$223,713	$288,151	$609,445

DISTRIBUTOR

The Board has adopted Distribution Plans and Agreements for each Fund (collectively the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% (of which up to 0.75% is a distribution fee and up to 0.25% is a service fee) of the average daily net assets attributable to Class A shares and Class C shares, respectively and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the period ended May 31, 2022, the 12b-1 fees accrued amounted to $21,599 and $62,654 for the Dividend Growth Fund for Class A and Class C shares, respectively. The 12b-1 fees accrued for the SMID Cap Dividend Growth Fund Class A shares were $269. The International Fund did not accrue any 12b-1 fees for the period.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the period ended May 31, 2022, the Distributor received $14,957 in underwriting commissions for sales of Class A shares of the Dividend Growth Fund, of which $2,282 was retained by the principal underwriter or other affiliated broker-dealers and $550 in underwriting commissions for sales of Class A shares of the SMID Cap Dividend Growth Fund of which $71 was retained by the principal underwriter or other affiliated broker-dealers. No underwriting commissions were generated by Class A Shares of the International Fund during the period ended May 31, 2022.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

ULTIMUS FUND SOLUTIONS, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS fees for providing administration, fund accounting, and transfer agency services to the Fund. These fees are disclosed in the Statement of Operations. An officer of the Fund is also an officer of UFS and is not paid any fees directly by the Fund for servicing in such capacity.

BLU GIANT, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

SHAREHOLDER SERVICES

The Board has adopted non-Rule 12b-1 shareholder service plans (collectively, the “Shareholder Service Plan”) for the Class I shares of each Fund. The Shareholder Service Plan permits the Funds to pay brokers, financial intermediaries and others an annual fee of 0.10% of each Fund’s average daily net assets attributable to the Class I shares for shareholder support and/or administrative services, not otherwise provided by the Trust’s transfer agent. The fees incurred by the Funds for these services are included as Shareholder Service Fees – Class I in the Statement of Operations. For the period ended May 31, 2022, the Dividend Growth Fund accrued $12,346 and the SMID Cap Dividend Growth Fund accrued $3,041 in fees associated with the Shareholder Service Plan. The

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022

International Fund did not accrue any Shareholder Service Fees for its Class I shares during the period. The Funds’ Class A and Class C shares may also pay broker-dealers or other financial intermediaries for shareholder support services and/or administrative services based on the aggregate net asset value of the Class A and Class C shares, as applicable, owned of record or beneficially by the broker-dealers’ or financial intermediaries’ customers. The fees incurred by the Funds for these services are included as Non-Rule 12b-1 Shareholder Services Fees - Class A and Class C in the Statement of Operations.

CHIEF COMPLIANCE OFFICER

The Adviser is providing a Chief Compliance Officer to the Trust as well as related compliance services. The Trust reimburses the Adviser for an allocable portion of the Chief Compliance Officer’s salary.

TRUSTEES

Effective February 1, 2021, as compensation for services rendered to the Trust, each Trustee of the Trust who is not affiliated with the Trust or the Adviser receives: (1) an annual base retainer of $22,000; (2) $12,000 for attendance at four regularly scheduled Board meetings per year; (3) $1,500 for attendance at each regularly scheduled Audit Committee meeting; (4) $750 and $2,500 for each additional special telephonic or special in person meeting, respectively; and (5) the independent Chairman of the Board receives an additional $9,000 per year for carrying out his additional responsibilities. The foregoing compensation is paid in quarterly payments.

The “interested persons” (as defined in the 1940 Act) who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust except for the CCO, a portion of whose salary is paid by the Trust for compliance services.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the period ended May 31, 2022 were as follows:

Fund	Purchases	Sale Proceeds
Dividend Growth Fund	$12,636,986	$18,957,807
SMID Cap Dividend Growth Fund	16,427,340	5,769,510
International Small Cap Fund	506,432	117,696

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at May 31, 2022, were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Dividend Growth Fund	$48,926,579	$8,742,920	$(3,096,224)	$5,646,696
SMID Cap Dividend Growth Fund	42,010,211	4,578,520	(2,701,801)	1,876,719
International Small Cap Fund	364,376	11,571	(51,588)	(40,017)

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the fiscal years ended November 30, 2021 and November 30, 2020 was as follows:

For the year ended November 30, 2021:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Dividend Growth Fund	$—	$—	$—	$—
SMID Cap Dividend Growth Fund	95,889	—	—	95,889

For the year ended November 30, 2020:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Dividend Growth Fund	$1,782,205	$20,609,386	$—	$22,391,591
SMID Cap Dividend Growth Fund	112,658	75,944	—	188,602

As of November 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

			Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Dividend Growth Fund	$1,702,965	$5,806,386	$—	$—	$—	$13,481,337	$20,990,688
SMID Cap Dividend Growth Fund	621,376	1,749,812	—	—	—	4,864,833	7,236,021

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions.

At November 30, 2021, the Funds utilized capital loss carry forwards for federal income tax purposes as follows:

CLCF Utilized
Dividend Growth Fund	$1,743,359
SMID Cap Dividend Growth Fund	72,738

7.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days or if shares are redeemed for failure to maintain the Funds’ minimum account balance requirement. The redemption fee is paid directly to the Funds. For the period ended May 31, 2022, the Dividend Growth Fund assessed $0, $4, and $0 in redemption fees for Class A, Class C and Class I shares, respectively. The SMID Fund assessed $7 and $1,265 in redemption fees for Class A and Class I shares, respectively. The International Fund did not assess redemption fees for Class A or Class I shares.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Copeland Trust
DISCLOSURE OF FUND EXPENSES (Unaudited)
May 31, 2022

As a shareholder of the Copeland Dividend Growth Fund and the Copeland SMID Cap Dividend Growth Fund, you incur two types of costs (1) transaction costs, including sales charges (loads) on purchase payments and sales (for Class A shares only) and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1 fees for Class A and C shares only) fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs. This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account Value	Account Value	Annualized	During the Period
	12/1/2021	5/31/2022	Expense Ratio	12/1/2021 - 5/31/2022
Actual
Copeland Dividend Growth Fund (a)
Class A	$1,000.00	$937.80	1.20%	$5.80
Class C	$1,000.00	$935.00	1.95%	$9.41
Class I	$1,000.00	$938.40	1.05%	$5.07
Copeland SMID Cap Dividend Growth Fund (a)
Class A	$1,000.00	$954.30	1.20%	$5.85
Class I	$1,000.00	$954.90	0.95%	$4.63
Copeland International Small Cap Fund (b)
Class A	$1,000.00	$847.00	1.06%	$4.12
Class I	$1,000.00	$847.00	0.97%	$3.79
Hypothetical
(5% return before expenses)
Copeland Dividend Growth Fund (a)
Class A	$1,000.00	$1,018.95	1.20%	$6.04
Class C	$1,000.00	$1,015.21	1.95%	$9.80
Class I	$1,000.00	$1,019.70	1.05%	$5.29
Copeland SMID Cap Dividend Growth Fund (a)
Class A	$1,000.00	$1,018.95	1.20%	$6.04
Class I	$1,000.00	$1,020.19	0.95%	$4.78
Copeland International Small Cap Fund (b)
Class A	$1,000.00	$1,019.65	1.06%	$5.33
Class I	$1,000.00	$1,020.08	0.97%	$4.90

(a)	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended May 31, 2022 (182) divided by the number of days in the fiscal year (365).

(b)	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period from inception on December 28, 2021 through May 31, 2022 (154), divided by the number of days in the fiscal year (365).

Copeland Trust
SUPPLEMENTAL INFORMATION (Unaudited)

Considerations Regarding the Management Agreement

On May 18, 2022, the Board of Trustee of Copeland Trust (the “Trust”), including all Trustees who are not interested persons under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of the Management Agreement between the Trust and Copeland Capital Management (“Copeland” or the “Adviser”) with respect to each Fund. The Independent Trustees met separately with independent counsel in advance of the meeting held on May 18 to discuss the material provided by Copeland. The Board reviewed and considered, among other items: (1) a memorandum from independent counsel setting forth the Trustees’ fiduciary duties, responsibilities and the factors the Trustees should consider in their evaluation of the Management Agreement; and (2) a report and presentation by Copeland that described, among other things: (a) the nature, extent and quality of the services provided by Copeland to each Fund and the experience and qualifications of the personnel providing those services; (b) its organizational structure, financial information, level of insurance coverage, Form ADV and SOC 1 report; (c) its investment process and the strategy of each Fund; (d) its types of clients and assets under management;(e) its brokerage, soft dollar commission and trade allocation policies, including the types of research and services obtained in connection with soft dollar commissions; (f) the investment performance of each Fund as compared to its applicable benchmark index, Copeland’s other similarly managed accounts as applicable, and relevant peer group; (g) its advisory fee arrangement with each Fund as compared to its relevant peer group and Copeland’s other similarly managed accounts as applicable; (h) the contractual fee and expense waiver arrangement with each Fund; (i) its compliance program to monitor and review investment decisions and to prevent and detect violations of each Fund’s investment policies and limitations, as well as federal securities laws and conflicts of interest assessments, its business continuity and disaster recovery plan and information security system; (j) the costs of the services provided and the profits realized by Copeland from its relationships with each Fund; and (k) the extent to which economies of scale are relevant as each Fund grows, and whether the fee levels reflect these economies of scale to the benefit of shareholders. The Trustees discussed the Adviser’s written materials and oral presentation on the Management Agreement, together with information provided to the Trustees over the course of the year. During the executive session, the Board discussed, among other things, the performance of the Funds, expenses, fee levels and waivers, and the Adviser’s profitability and financial strength. In their deliberations, the Trustees did not identify any single factor as determinative or controlling. After further discussion, the Board, including all of the Independent Trustees, concluded that: the Adviser had the capabilities, resources and personnel necessary to manage each Fund; and that based on the services that the Adviser provides to the Funds pursuant to the Management Agreement and the expenses incurred by it in the performance of such services, that the compensation payable to the Adviser with respect to each Fund is not unreasonable.

Among the factors considered, the Board examined the nature, extent and quality of services provided to each Fund under the Management Agreement, and the quality of the Adviser’s professional portfolio management teams. The Board considered, among other things, its on-going dealings with the Adviser, noting that the Adviser has consistently demonstrated its commitment to the interests of the Trust’s shareholders, communicated well with the Board and cooperated in all respects with the Board’s requests for information. The Board considered the Trust’s CCO’s reports on the Adviser’s quarterly compliance certifications. The Board considered the experience and qualifications of each portfolio manager. Based on these considerations, the Trustees determined that the Adviser has the capabilities, resources and personnel necessary to manage each Fund and also concluded that they were satisfied with the quality of services provided by the Adviser in advising each Fund.

The Board considered the costs of the services provided and the profits realized by the Adviser, as discussed at the Meeting. The Trustees concluded that the negative profitability with respect to each Fund was not a concern given the relatively small asset base of each Fund and the Adviser’s overall financial strength. The Trustees also concluded that the benefits derived by Copeland from managing each Fund, including how it uses soft dollars, and the way in which it conducts portfolio transactions and selects brokers, seemed reasonable.

The Board also considered the management fees and expenses of each Fund. The Board concluded that, based on the information discussed at the Meeting, each Fund’s management fee and expenses, taking into account Copeland’s agreement to waive fees and reimburse expenses to limit the expenses of each Fund, were reasonable

Copeland Trust
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

as compared to the fees and expenses of comparable funds, and Copeland’s similarly managed accounts where applicable.

The Board also considered the investment performance of each Fund against its applicable benchmark index and peer group. The Board also took into account the portfolio managers’ discussion of each Fund’s performance and comparable strategy, including, where applicable, the reasons for each Fund’s over or under-performance as compared to its benchmark index and peer group, as well as performance, where applicable, compared to the Adviser’s separately-managed accounts. Based on this information, the Trustees concluded that the performance of each Fund for the periods shown are generally mixed (performance for certain periods was higher than the benchmark and comparative peer performance information, and in other cases it was lower).

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rates as assets grow. The Trustees considered the current asset levels of each Fund and Adviser’s agreement to waive fees and reimburse expenses as a means to limit each Fund’s expenses and concluded that, at this time, the absence of breakpoints was reasonable.

Based upon the Trustees’ deliberations and evaluation of the information described above, the Trustees, and separately by all of the Independent Trustees, determined that the terms of the Management Agreement were reasonable and fair to each Fund and its respective shareholders and voted to renew the Management Agreement with respect to each Fund.

PRIVACY notice

FACTS	WHAT DOES COPELAND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■       Social Security number                                           ■       Purchase History

■       Assets                                                                      ■       Account Balances

■       Retirement Assets                                                   ■       Account Transactions

■       Transaction History                                                ■       Wire Transfer Instructions

■       Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Copeland Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Copeland Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-9-COPELAND (1-888-926-7352)

Who we are:
Who is providing this notice?	Copeland Trust
What we do:
How does Copeland Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Copeland Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

  Federal law gives you the right to limit only

■      Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■     Affiliates from using your information to market to you

■     Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions:
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Copeland Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Copeland Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Copeland Trust does not jointly market.

Investment Adviser
Copeland Capital Management, LLC
161 Washington Street, Suite 1325
Conshohocken, PA 19428

Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Legal Counsel
Faegre Drinker Biddle & Reath, LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Transfer Agent
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Administrator
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Il 60603

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-9-COPELAND or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-PORT is available without charge, upon request, by calling 1-888-9-COPELAND.

COPELAND-SA22

Item 2. Code of Ethics. Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

(a)	Schedule of investments in securities of unaffiliated issuers is included under Item 1.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) as of the filing date of this report, Registrant’s principal executive officer and principal financial officer found such disclosure controls and procedures to be effective.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification required by Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certification required by Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Copeland Trust

By: /s/ Mark W. Giovanniello

Mark W. Giovanniello, Principal Executive Officer

Date 8/9/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark W. Giovanniello

Mark W. Giovanniello, Principal Executive Officer

Date 8/9/2022

By: /s/ Steven J. Adams

Steven J. Adams, Treasurer and Principal Financial Officer

Date 8/9/2022